Basis of Presentation and Significant Accounting Policies - Warranties activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Significant Accounting Policies
Balance at beginning of the period	$ 35,337	$ 30,440	$ 32,435
Additions during the year	23,484	17,416	11,309
Settlement within the period	(10,336)	(12,011)	(12,676)
Foreign currency translation gain/(loss)	766	(508)	(628)
Balance at end of the period	$ 49,251	$ 35,337	$ 30,440